Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Number of shares	Accumulated Deficit	Share-based compensation	Translation Reserve	Total
Balance at Dec. 31, 2021	$ 281,631	$ (244,302)	$ 10,607	$ (1,037)	$ 46,899
Balance (in Shares) at Dec. 31, 2021	15,596,922
Loss for the year		(44,044)			(44,044)
Other comprehensive income				593	593
Total comprehensive income for the year		(44,044)		593	(43,451)
Issuance of shares as part of GPS acquisition	$ 5,000				5,000
Issuance of shares as part of GPS acquisition (in Shares)	691,171
Share-based compensation costs			867		867
Balance at Dec. 31, 2022	$ 286,631	(288,346)	11,474	(444)	9,315
Balance (in Shares) at Dec. 31, 2022	16,288,093
Loss for the year		(43,100)			(43,100)
Other comprehensive income				(149)	(149)
Total comprehensive income for the year		(43,100)		(149)	(43,249)
Issuance of shares, net of transaction costs	$ 39,599				39,599
Issuance of shares, net of transaction costs (in Shares)	10,750,000
Issuance of shares as part of amended GPS asset purchase agreement	$ 878				878
Issuance of shares as part of amended GPS asset purchase agreement (in Shares)	250,000
Share-based compensation costs			665		665
Balance at Dec. 31, 2023	$ 327,108	(331,446)	12,139	(593)	7,208
Balance (in Shares) at Dec. 31, 2023	27,288,093
Loss for the year		(38,069)			(38,069)
Other comprehensive income				(22)	(22)
Total comprehensive income for the year		(38,069)		(22)	(38,091)
Issuance of shares, net of transaction costs	$ 40,739				40,739
Issuance of shares, net of transaction costs (in Shares)	22,209,241
Issuance of warrants – OrbiMed			2,144		2,144
Exact Sciences 5-year warrants			1,116		1,116
Share-based compensation costs			1,725		1,725
Balance at Dec. 31, 2024	$ 367,847	$ (369,515)	$ 17,124	$ (615)	$ 14,841
Balance (in Shares) at Dec. 31, 2024	49,497,334